Employee Share Schemes - Additional Information (Detail) £ / shares in Units, shares in Thousands, £ in Millions	12 Months Ended
	Dec. 31, 2020 GBP (£) shares £ / shares	Dec. 31, 2020 shares £ / shares $ / shares	Dec. 31, 2019 GBP (£) shares £ / shares	Dec. 31, 2019 $ / shares	Dec. 31, 2018 GBP (£) shares £ / shares	Dec. 31, 2018 $ / shares
Disclosure of employee share schemes [line items]
Cost of share-based incentive plans | £	£ 393		£ 432		£ 393
Savings-Related Share Option Schemes [member]
Disclosure of employee share schemes [line items]
Share options granted at percentage below market price	20.00%
Number of options granted	3,100
Weighted average fair value of options granted | £ / shares	£ 2.12	£ 2.12
Number share options were not exercisable	5,900	5,900
Share Value Plan [member]
Disclosure of employee share schemes [line items]
Cost of share-based incentive plans | £	£ 313		£ 302		£ 304
Expected future dividend yield percentage share granted	5.00%		4.20%		4.80%
Number of awards granted	13,223		12,814		12,751
Weighted average fair value of awards | £ / shares	£ 13.60		£ 15.85		£ 13.74
Share Value Plan [member] | American Depositary Shares [member]
Disclosure of employee share schemes [line items]
Number of awards granted	7,411		7,008		6,503
Weighted average fair value of awards | $ / shares		£ 34.42		$ 37.90		$ 35.28
Performance Share Plan [member]
Disclosure of employee share schemes [line items]
Cost of share-based incentive plans | £	£ 64		£ 58		£ 49
Number of awards granted	4,200
Weighted average fair value of awards | £ / shares	£ 13.92
Number of outstanding awards	12,400	12,400
Performance Share Plan [member] | American Depositary Shares [member]
Disclosure of employee share schemes [line items]
Number of awards granted	1,400
Weighted average fair value of awards | $ / shares		£ 35.85
Number of outstanding awards	3,800	3,800
Free Cash Flow [Member]
Disclosure of employee share schemes [line items]
Percentage of performance share plan	30.00%
TSR [Member]
Disclosure of employee share schemes [line items]
Percentage of performance share plan	30.00%
R&D New Product Performance [Member]
Disclosure of employee share schemes [line items]
Percentage of performance share plan	20.00%
Pipeline Progress [Member]
Disclosure of employee share schemes [line items]
Percentage of performance share plan	20.00%